NON-CURRENT ASSETS HELD FOR SALE - Discontinued operation - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income
Net income for the year	$ 3,215,172	$ 2,191,477	$ 2,177,116
Items that will be reclassified to profit or loss, net foreign investment coverage
Unrealized net gain on fixed-income investments	(301,599)	(163,387)	1,681,726
Total items that may be reclassified to profit or loss	(739,768)	407,423	344,990
Items that will not be reclassified to profit or loss
Actuarial gains (losses) from defined benefit pension plans	13,271	(12,346)	(54,630)
Income tax	61	(13,832)	5,078
Total items that will not be reclassified to profit or loss	272,288	292,060	104,868
Total comprehensive income, net of taxes	2,918,637	2,937,610	2,739,643
Discontinued operations [member]
Other comprehensive income
Net income for the year	26,646	25,664	63,008
Items that will be reclassified to profit or loss, net foreign investment coverage
Unrealized net gain on fixed-income investments	171,542	50,695	113,940
Total items that may be reclassified to profit or loss	171,542	50,695	113,940
Items that will not be reclassified to profit or loss
Actuarial gains (losses) from defined benefit pension plans	(796)	(5,393)	(1,694)
Income tax	199	1,348	423
Total items that will not be reclassified to profit or loss	(597)	(4,045)	(1,271)
Total other comprehensive income during the period, net of taxes	170,945	46,650	112,669
Total comprehensive income, net of taxes	$ 197,591	$ 72,314	$ 175,677